PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Change in Decommissioning Liabilities

The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2025	2024
Balance, beginning of the year	$1,095	$976
Additions	108	50
Acquisitions through business combinations	19	183
Disposal	(223)	(50)
Transfer to liabilities directly associated with assets held for sale	(203)	—
Accretion	50	47
Changes in estimates(1)	7	(98)
Foreign exchange	34	(16)
Other	(28)	3
Balance, end of the year	$859	$1,095
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.